ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13.    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2020	2021
	RMB’000	RMB’000	US$’000

Advance from customers	17,836	17,954	2,817
Other accrued expenses	69,186	102,679	16,113
Other tax payables	7,973	9,648	1,514

	94,995	130,281	20,444

Other accrued expenses represent accrued rental and overdue penalty interest (see Note 25).